Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000259774 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000259774 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000259774 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000259774 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000259774 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000259774 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000259774 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000259774 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000259774 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259774 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259774 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000259774 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000259774 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000259774 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259774 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000259773 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000259773 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000259773 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000259773 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000259773 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000259773 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000259773 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000259773 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000259773 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259773 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259773 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000259773 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000259773 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000259773 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259773 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000259772 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000259772 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000259772 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000259772 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000259772 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000259772 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000259772 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000259772 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000259772 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259772 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259772 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000259772 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000259772 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000259772 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259772 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000259771 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000259771 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000259771 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000259771 | T. Rowe Price U.S. Large-Cap Core Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000259771 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000259771 | T. Rowe Price Overseas Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000259771 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000259771 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000259771 | T. Rowe Price Mid-Cap Value Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259771 | T. Rowe Price Mid-Cap Growth Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000259771 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.60%
C000259771 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000259771 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000259771 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000259771 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.60%